Income Taxes - Schedule of Components of Income Tax Expense Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current, Federal
Current, State
Total Current Income tax expense (benefit)
Deferred, Federal
Deferred, State
Total Deferred Income tax expense (benefit)
Total Income tax expense (benefit)